Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2026	Dec. 31, 2025
Office Leases at Paya Lebar Quarter in Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term of contract	2 years	2 years
Photocopier Machine [Member]
Lessee, Lease, Description [Line Items]
Lease term of contract	5 years	5 years